Loans from a Related Party, a Cost Investment Investee	12 Months Ended
Dec. 31, 2017
Cost Method Investment/ Loans from a Related Party, a Cost Investment Investee [Abstract]
LOANS FROM A RELATED PARTY, A COST INVESTMENT INVESTEE

18. LOANS FROM A RELATED PARTY, A COST INVESTMENT INVESTEE

The following is a summary of the Company’s loans from Xinjiang Microcredit Refinancing Co. Ltd., financing company in which the Company has a cost-basis investment (see Note 15), as of December 31, 2017 and 2016:

Lender name	Interest rate	Term	December 31, 2017	December 31, 2016
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,841,787	$3,599,831
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,305,072	2,159,899
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,536,715	1,439,932
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,683,572	7,199,662
Total loans from a cost investment investee			$15,367,146	$14,399,324

Interest expense incurred on the above loans for the years ended December 31, 2017, 2016 and 2015 were $1,647,722, $1,818,656 and $1,101,871, respectively. Overdue interest penalty incurred for the year end December 31,2017 were $882,864.

The proceeds from these loans were used to fund Fenghui’s operation.

Fenghui pledged loans receivable totaled $22,346,312, for these loans as of December 31, 2017 and 2016, respectively, and Fenghui shareholder provided guarantee for these loans. (see Note 26)

On August 10, 2017, Xinjiang Microcredit Refinancing Co., Ltd (or “Microcredit Refinance”) has transferred the loan receivable with Feng Hui totaling RMB 25,000,000 (approximately $3,744,196) to Xinjiang Kai Di Investment Co., Ltd (or “Kai Di”).

On November 17, 2017, Feng Hui has reached an agreement with Xinjiang Kai Di Investment Co., Ltd to transfer its 5% investment in Xinjiang Microcredit Refinancing Co., Ltd. to Xinjiang Kai Di Investment Co., Ltd. to settle the RMB 25,000,000 (approximately $3,744,196) of debt transferred from Microcredit Refinance. As of the filing date, the transfer of 5% equity investment in Microcredit Refinancing to Kai Di is not completed because the investment in Microcredit Refinancing is frozen by the court due to the petitions filed by Li Yuqin and Microcredit Refinancing Co., Ltd (see Note 15 and 28). As a result, the debt was not transferred to Xinjiang Kai Di Investment Co and the Company is obligated to repay the RMB 25 million debts to Xinjiang Microcredit Refinancing Company.